Debt And Other Long-Term Liabilities (Narrative Redbox Rollout Agreement) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Contractual term for the payments made to MaDonald's USA under Rollout Agreement	5 years
Minimum annual payment amount under the Rollout Agreement in 2012	$ 0.4
Redbox Rollout Agreement, date of Agreement	Nov. 30, 2006
Expiration dates of Rollout Agreement contractual term, beginning date	Dec. 31, 2011
Expiration dates of Rollout Agreement contractual term, ending date	Nov. 30, 2013